UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10113
                                                     ---------

                       UBS Juniper Crossover Fund, L.L.C.
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2010
                                               -------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                       UBS JUNIPER CROSSOVER FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010

                       UBS JUNIPER CROSSOVER FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010

                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital .....................    1
Statement of Operations ...................................................    2
Statements of Changes in Members' Capital .................................    3
Statement of Cash Flows ...................................................    4
Financial Highlights ......................................................    5
Notes to Financial Statements .............................................    6
Schedule of Portfolio Investments .........................................   15

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

ASSETS
Investments in securities, at fair value (cost $14,421,189)          $19,362,145
Cash and cash equivalents                                              4,184,417
Notes receivable                                                       2,088,060
Interest receivable                                                          189
Other assets                                                              36,281
                                                                     -----------
TOTAL ASSETS                                                          25,671,092
                                                                     -----------
LIABILITIES
Professional fees payable                                                144,024
Management Fee payable                                                    29,073
Shareholder servicing fee payable                                          8,614
Administration fee payable                                                 4,969
Other liabilities                                                          5,551
                                                                     -----------
TOTAL LIABILITIES                                                        192,231
                                                                     -----------
MEMBERS' CAPITAL                                                     $25,478,861
                                                                     -----------
MEMBERS' CAPITAL
Represented by:
Net capital contributions                                            $20,537,905
Accumulated net unrealized appreciation/(depreciation)
   on investments in securities                                        4,940,956
                                                                     -----------
MEMBERS' CAPITAL                                                     $25,478,861
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)

                                    PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010

INVESTMENT INCOME
Interest                                                            $     1,782
Other income                                                             62,701
                                                                    -----------
TOTAL INVESTMENT INCOME                                                  64,483
                                                                    -----------
EXPENSES
Management Fee                                                          194,486
Professional fees                                                       153,299
Shareholder servicing fee                                                57,625
Printing fees                                                            45,742
Directors' fees                                                          25,136
Administration fee                                                        9,219
Insurance and other expenses                                             48,560
                                                                    -----------
TOTAL EXPENSES                                                          534,067
                                                                    -----------
NET INVESTMENT LOSS                                                    (469,584)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS
Net realized gain/(loss) from:
   Investments in securities                                          2,417,903
Net change in unrealized appreciation/depreciation on:
   Investments in securities                                         (2,799,459)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS                 (381,556)
                                                                    -----------
NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS            $  (851,140)
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

   YEAR ENDED DECEMBER 31, 2009 AND PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010
                                                                     (UNAUDITED)

                                                                                      ADVISER      MEMBERS        TOTAL
                                                                                     ---------   -----------   -----------
MEMBERS' CAPITAL AT JANUARY 1, 2009                                                  $ 602,315   $37,627,389   $38,229,704
INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
   Net investment income/(loss)                                                         (5,647)   (1,171,447)   (1,177,094)
   Net realized gain/(loss) from investments in securities                             (45,905)   (2,835,236)   (2,881,141)
   Net change in unrealized appreciation/depreciation on investments in securities      74,332     4,584,199     4,658,531
                                                                                     ---------   -----------   -----------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                     22,780       577,516       600,296
                                                                                     ---------   -----------   -----------
MEMBERS' CAPITAL TRANSACTIONS
Adviser and Members' distributions                                                    (103,944)   (6,396,055)   (6,499,999)
                                                                                     ---------   -----------   -----------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED FROM CAPITAL TRANSACTIONS         (103,944)   (6,396,055)   (6,499,999)
                                                                                     ---------   -----------   -----------
MEMBERS' CAPITAL AT DECEMBER 31, 2009                                                $ 521,151   $31,808,850   $32,330,001
                                                                                     ---------   -----------   -----------
INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
   Net investment income/(loss)                                                         (4,448)     (465,136)     (469,584)
   Net realized gain/(loss) from investments in securities                              39,049     2,378,854     2,417,903
   Net change in unrealized appreciation/depreciation on investments in securities     (45,281)   (2,754,178)   (2,799,459)
                                                                                     ---------   -----------   -----------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                    (10,680)     (840,460)     (851,140)
                                                                                     ---------   -----------   -----------
MEMBERS' CAPITAL TRANSACTIONS
Adviser and Members' distributions                                                     (96,925)   (5,903,075)   (6,000,000)
                                                                                     ---------   -----------   -----------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED FROM CAPITAL TRANSACTIONS          (96,925)   (5,903,075)   (6,000,000)
                                                                                     ---------   -----------   -----------
MEMBERS' CAPITAL AT JUNE 30, 2010                                                    $ 413,546   $25,065,315   $25,478,861
                                                                                     ---------   -----------   -----------

   The accompanying notes are an integral part of these financial statements.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)

                                    PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in members' capital derived from operations                             $  (851,140)
Adjustments to reconcile net decrease in members' capital derived from operations to net cash provided by operating activities:
   Purchases of investments                                                             (440,475)
   Proceeds from disposition of investments and milestone payments                     3,159,764
   Net realized (gain)/loss from investments in securities                            (2,417,903)
   Net change in unrealized appreciation/depreciation on investments in securities     2,799,459
   Changes in assets and liabilities:
      (Increase) decrease in assets:
         Interest receivable                                                                 111
         Investments sold, not settled                                                   621,066
         Notes receivable                                                                490,712
         Other assets                                                                    (23,494)
      Increase (decrease) in liabilities:
         Administration fee payable                                                          203
         Management Fee payable                                                           (7,233)
         Professional fees payable                                                       (55,722)
         Shareholder servicing fees payable                                               (2,143)
         Other liabilities                                                                  (677)
                                                                                     -----------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                              3,272,528
CASH FLOWS FROM FINANCING ACTIVITIES
Adviser distributions, including change in distributions payable                         (96,925)
Members' distributions, including change in distributions payable                     (5,903,075)
                                                                                     -----------
NET CASH USED IN FINANCING ACTIVITIES                                                 (6,000,000)
Net decrease in cash and cash equivalents                                             (2,727,472)
Cash and cash equivalents--beginning of period                                         6,911,889
                                                                                     -----------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                             $ 4,184,417
                                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                            FINANCIAL HIGHLIGHTS

                                                                   JUNE 30, 2010

The following represents the ratios to average members' capital and other supplemental information for all Members, excluding the Adviser, for the periods indicated.

An individual Member's ratios and returns may vary from the below based on the timing of capital transactions, management fee arrangements and the Incentive Allocation.

                                  PERIOD FROM
                                  JANUARY 1,
                                 2010 TO JUNE                               YEARS ENDED DECEMBER 31,
                                   30, 2010         ------------------------------------------------------------------------
                                  (UNAUDITED)           2009           2008           2007           2006           2005
                                 ------------       -----------    -----------    ------------   ------------   ------------
Ratio of net investment income
   (loss) to average members'
   capital(b)                           (3.23%)(a)        (3.41%)        (0.52%)          0.76%          0.10%         (1.58%)
Ratio of total expenses to
   average members' capital(b)           3.67%(a)          3.43%          2.94%           2.31%          2.14%          2.18%
Ratio of total expenses to
   average members' capital
   after Incentive
   Allocation(b)                         3.67%(a)          3.43%          2.94%           4.56%          2.66%          2.96%
Portfolio turnover rate                  2.11%             0.45%          5.83%          50.20%         25.03%         27.44%
Total return(c)                         (3.47%)            1.55%         (4.32%)         14.34%          4.73%          3.97%
Total return after Incentive
   Allocation(d)                        (3.47%)            1.55%         (4.32%)         11.47%          4.20%          3.18%
Members' capital at end of
   period (including the
   Adviser)                       $25,478,861       $32,330,001    $38,229,704    $122,383,932   $139,118,093   $172,529,550

(a)  Annualized.

(b) The average members' capital used in the above ratios are calculated using pre-tender members' capital, excluding the Adviser.

(c) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

(d) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Adviser, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

   The accompanying notes are an integral part of these financial statements.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

1.   ORGANIZATION

     UBS Juniper Crossover Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 29, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing primarily in equity and equity related securities of public and private health sciences companies worldwide, with an emphasis on companies in the biotechnology and pharmaceutical sectors. The Fund will invest in publicly marketable securities and up to 30% of its assets (measured at the time of purchase) in non-marketable securities. Of its public securities, the Fund expects to invest principally in the public securities of large capitalization public companies and, to a lesser extent, small and medium-sized public companies. Private securities typically will be purchased in negotiated transactions and will include among others, common stock, preferred stock and private investments in public equities ("PIPEs"). The Fund commenced operations on November 21, 2000.

     The Fund's Board of Directors (the "Directors") approved the formal liquidation of the Fund in December 2007, and as such, the Fund is proceeding with a gradual liquidation of its portfolio of investments. It is anticipated that this liquidation will take place over a number of years as its private stock investments are either sold or their value is realized in either an initial public offering or other liquidating transaction. As a result of the approved liquidation plan, subscriptions and repurchases into the Fund have been suspended.

     For the period ended June 30, 2010, the Fund sold investments for total proceeds of $2,611,968. The cost of the securities sold was $741,862 and the December 31, 2009 fair value was $2,033,477. This resulted in an increase to the Member's Capital of the Fund of $578,491 from December 31, 2009 which is reported as part of net realized and unrealized gain in the Fund's financial statements for the period ended June 30, 2010. Based in part on these proceeds received, the Fund distributed $6,000,000 to its members (the "Members") in April 2010.

     The Fund's Directors have overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Juniper Management, L.L.C. (the "Adviser"), a Delaware limited liability company, to provide investment advice to the Fund.

     The Adviser is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and OrbiMed Advisors, L.L.C. ("OrbiMed"). UBSFA is the managing member of the Adviser and is a wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

1.   ORGANIZATION (CONTINUED)

     Investment professionals employed by OrbiMed manage the Fund's investment portfolio on behalf of the Adviser under the oversight of UBSFA's personnel. OrbiMed is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

2.   NEW ACCOUNTING PRONOUNCEMENTS

     In January 2010, the Financial Accounting Standards Board ("FASB") issued new guidance to improve disclosures about fair value measurement. This new guidance clarifies existing disclosure requirements regarding (i) the level of disaggregation for which fair value measurement disclosures should be provided, and (ii) the inputs and valuation techniques used to measure fair value for measurements that fall within either Level 2 or Level 3 of the fair value hierarchy. It also requires disclosure of significant transfers into and out of Level 1 and Level 2 measurements in the fair value hierarchy and the reasons for those transfers, as well as the reasons for all transfers into and out of Level 3. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009. The Fund has adopted this accounting guidance for the period ended June 30, 2010, which has not had a material impact on the Fund's members' capital or results of operations. The guidance also requires entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e. to present such items as gross basis rather than on a net basis), which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Adoption of this accounting guidance is currently being assessed but is not expected to have a material impact on the Fund's members' capital or results of operations.

3.   SIGNIFICANT ACCOUNTING POLICIES

     A.   PORTFOLIO VALUATION

     The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles ("GAAP"), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

     Various inputs are used in determining the fair value of the Fund's investments which are summarized in the three broad levels listed below.

     LEVEL 1--quoted prices in active markets for identical securities.

     LEVEL 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

     LEVEL 3--significant unobservable inputs (including the Fund's own assumptions and indicative non-binding broker quotes.)

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no such transfers for the period ended June 30, 2010.

     GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosure for each class of assets and liabilities requires greater disaggregation than the Fund's line items in the Statement of Assets, Liabilities and Members' Capital. The Fund determines the appropriate classes for those disclosures on the basis of the nature and risks of the assets and liabilities and their classification in the fair value hierarchy (i.e., Level 1, Level 2, and Level 3).

     For assets and liabilities measured at fair value on a recurring basis during the period, the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by class.

     A breakdown of the Fund's portfolio into the fair value measurement levels can be found in the tables following the Schedule of Portfolio Investments.

     Net asset value of the Fund is determined by the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

     Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices.

     Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices reported by such exchanges.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     When the Fund purchases restricted securities of a class that has been sold to the public or PIPEs, fair valuation would often be fair value less a discount to reflect contractual or legal restrictions limiting resale for those securities. Such discount is reduced over the period of the restriction.

     Private securities including warrants are valued pursuant to the Fund's valuation procedures. In such situations, the Fund's investments are valued in a manner that the Adviser, following procedures approved by the Directors, determines best reflects their fair value. At each reporting date, privately held debt and equity securities are valued based on an analysis of various factors including, but not limited to, the portfolio company's operating performance and financial condition and general market conditions that could impact the valuation. When an external event occurs, such as a purchase transaction, public offering or subsequent equity sale, the pricing indicated by that external event is utilized to corroborate the Fund's valuation of the debt and equity securities. The Fund periodically reviews the valuation of its portfolio companies that have not been involved in a qualifying external event to determine if the enterprise value of the portfolio company may have increased or decreased since the last valuation measurement date. The Fund may consider, but is not limited to, industry valuation methods such as price to enterprise value or price to equity ratios, discounted cash flows, valuation comparisons to comparable public companies or other industry benchmarks in its evaluation of the fair value of its investment. Due to these factors, the Fund classifies these securities as Level 3 positions. Private securities in the amount of $17,408,881 were fair valued by the Adviser at June 30, 2010.

     If market quotations are not readily available, the fair value of the securities described above are determined in good faith by, or under the supervision of, the Directors in consultation with the Adviser.

     The valuation process described above represents a good faith approximation of the fair value of an asset and is used where there is no public market or possibly no market at all for a company's securities. The fair value established may differ significantly from the values that would have been used had a ready market for the securities existed and the differences could be material. In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the valuations currently assigned.

     All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. The Fund held no such securities or other assets and liabilities at June 30, 2010.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     The fair value of the Fund's assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

     B.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the effective yield method. Realized gains and losses from investments in securities are calculated on the identified cost basis.

     C.   FUND EXPENSES

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

     D.   INCOME TAXES

     The Fund has reclassified $469,584 and $2,417,903 from accumulated net investment loss and accumulated net realized gain from investments in securities to net capital contributions during the six month period ended June 30, 2010. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of June 30, 2010 and had no effect on members' capital.

     The Fund files income tax returns in the U.S. federal jurisdiction and applicable states. Management has analyzed the Fund's tax positions taken on its federal and state income tax returns for all open tax years, and has concluded that no provision for federal or state income tax is required in the Fund's financial statements. The Fund's federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2010, the Fund did not incur any interest or penalties.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     D.   INCOME TAXES (CONTINUED)

     Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital. Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

     F.   USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in members' capital from operations during the reporting period. Actual results could differ from those estimates.

4.   RELATED PARTY TRANSACTIONS

     UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays UBSFA a monthly management fee (the "Management Fee") at an annual rate of 1.35% of the Fund's members' capital, excluding the capital account attributable to UBSFA, the Adviser and the Special Advisory Account (the capital account established for crediting any incentive allocation (the "Incentive Allocation") due to the Adviser, as described below). The Management Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Adviser's or Special Advisory Account. A portion of the Management Fee is paid by UBSFA to OrbiMed.

     UBS Financial Services Inc. ("UBS FSI"), a wholly owned subsidiary of UBS AG acts as the distributor of the Fund. The Fund pays a shareholder servicing fee to UBSFA and to other brokers or dealers that have entered into shareholder servicing agreements with the Fund at the annual rate of 0.40% of the outstanding interests owned by their customers. Sales loads charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The sales load does not constitute assets of the Fund.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

4.   RELATED PARTY TRANSACTIONS (CONTINUED)

     The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the period from January 1, 2010 to June 30, 2010, UBS FSI and its affiliates did not execute portfolio transactions on behalf of the Fund.

     The net increase or decrease in members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Management Fee which is similarly allocated to all Members other than the Adviser, as described above. Upon a Member's withdrawal and generally on December 31st of each year, the Adviser is entitled to an Incentive Allocation of 20% of the net profits (defined as net increase in members' capital derived from operations), if any, that would have been credited to the Member's capital account for such period. For purposes of calculating the Incentive Allocation, net profits will be determined by taking into account net realized gain or loss and the net change in unrealized appreciation or depreciation of security positions, provided that, except in limited circumstances (namely upon a tender or transfer of Interests), any unrealized appreciation in private securities will be taken into account only to the extent of unrealized depreciation in private securities. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. There was no Incentive Allocation for the period from January 1, 2010 to June 30, 2010 or the year ended December 31, 2009. The Incentive Allocation is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund.

     Each Director of the Fund receives a retainer of $7,500 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amounts of $10,000 and $15,000, respectively. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with ten other UBS funds where UBSFA is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses.

     As described in the private placement memorandum, certain brokerage arrangements provide that OrbiMed receives soft dollar credits related to brokerage commissions paid by the Fund and other clients. Such credits can be used by OrbiMed for research and related services that would then be paid for, or provided by, the broker. The research services obtained by OrbiMed through the use of soft dollar credits can be for the benefit of the Fund or other accounts managed by OrbiMed.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

5.   ADMINISTRATION AND CUSTODIAN FEES

     PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. The Custodian entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

     PNC Global Investment Servicing (U.S.), Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., serves as administrative and accounting agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PNC receives a monthly fee primarily based upon (i) the average members' capital of the Fund subject to a minimum monthly fee, and (ii) the aggregate members' capital of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates, not to exceed on an annual basis 0.15% of the average net assets of the Fund. Additionally, the Fund reimburses certain out of pocket expenses incurred by PNC.

6.   SECURITIES TRANSACTIONS

     Aggregate purchases and proceeds from sales of investment securities for the period from January 1, 2010 to June 30, 2010 amounted to $440,475 and $3,159,764, respectively.

     At December 31, 2009, the cost of investment for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accumulated net unrealized appreciation on investments was $7,740,415 consisting of $9,264,316 gross unrealized appreciation and $1,523,901 gross unrealized depreciation. The tax basis of investments for 2010 will not be finalized by the Fund until after the fiscal year end.

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

     In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options, warrants, and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

     Each of these financial instruments contain varying degrees of off-balance sheet risk whereby changes in the fair value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital. The Fund may enter into forward foreign currency exchange contracts to hedge the currency risk associated with the settlement of foreign denominated security transactions. During the period from January 1, 2010 to June 30, 2010, the Fund did not trade any forward contracts, futures contracts, engage in option transactions or securities sold, not yet purchased.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

8.   NOTES RECEIVABLE

     The Fund's notes receivable represent contractual amounts to be received when licensed products achieve certain developmental milestones. The total represents contractual amounts due from licensed products from Adiana, Inc. of $828,062, Biosynexus, Inc. of $983,753, Lumicyte, Inc. of $3,418 and Sapphire Therapeutics, Inc. of $272,827.

9.   INDEMNIFICATION

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

10.  SUBSEQUENT EVENTS

     On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. changed its name to BNY Mellon Investment Servicing (US) Inc. PFPC Trust Company will not change its name until a later date to be announced.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

  SHARES                                                           FAIR VALUE
---------                                                         -----------
            INVESTMENTS IN SECURITIES (75.99%)
            COMMON STOCK (7.66%)
            PATIENT MONITORING EQUIPMENT (7.66%)
  129,785   Insulet Corp.  *                                      $ 1,953,264
                                                                  -----------
            TOTAL COMMON STOCK
            (Cost $1,240,901)                                       1,953,264
                                                                  -----------
            PREFERRED STOCKS (68.33%)
            DRUG DISCOVERY/DRUG DEVELOPMENT (51.78%)
    2,888   Acceleron Pharmaceuticals, Inc., Common  *,(a)              9,068
  558,964   Acceleron Pharmaceuticals, Inc., Series B  *,(a)        1,755,147
   86,977   Acceleron Pharmaceuticals, Inc., Series C  *,(a)          273,108
   11,624   Acceleron Pharmaceuticals, Inc., Series D  *,(a)           36,499
   41,201   Acceleron Pharmaceuticals, Inc., Series E  *,(a)          129,371
  161,256   Cerimon Pharmaceuticals, Inc.  *,(a)                       20,984
  162,312   Cerimon Pharmaceuticals, Inc., Series A  *,(a)             21,122
1,574,345   ChemoCentryx, Inc., Series B  *,(a)                     7,039,211
  242,674   ChemoCentryx, Inc., Series C  *,(a)                     1,085,044
    1,300   superDimension, Ltd., Series B  *,(a)                     649,520
   13,016   superDimension, Ltd., Series C-1  *,(a)                   167,091
  134,026   superDimension, Ltd., Series C-2  *,(a)                 1,720,537
   13,398   superDimension, Ltd., Series E-1 & E-2  *,(a)             287,119
                                                                  -----------
                                                                   13,193,821
                                                                  -----------
            MEDICAL - BIOMEDICAL/GENETICS (7.11%)
  316,091   Macrogenics, Inc., Series A  *,(a)                        195,702
  982,489   Macrogenics, Inc., Series B  *,(a)                        608,289
1,504,459   Macrogenics, Inc., Series C  *,(a)                        931,457
  121,182   Macrogenics, Inc., Series D  *,(a)                         75,028
                                                                  -----------
                                                                    1,810,476
                                                                  -----------
            RESEARCH PRODUCT/TECHNOLOGY PLATFORM (9.44%)
  376,770   Amnis Corp., Series C-1  *,(a)                            157,496
2,438,743   Amnis Corp., Series C-2  *,(a)                          1,019,431
  140,462   Amnis Corp., Series D  *,(a)                              126,565
  827,267   Supernus Pharmaceuticals, Inc., Series A  *,(a)         1,101,092
                                                                  -----------
                                                                    2,404,584
                                                                  -----------
            TOTAL PREFERRED STOCKS (Cost $13,180,288)              17,408,881
                                                                  -----------
            WARRANTS (0.00%)
            DRUG DISCOVERY/DRUG DEVELOPMENT (0.00%)
   44,004   Acceleron Pharmaceuticals, Inc., $1.47, 06/10/20 *             --
    1,842   superDimension, Ltd., Series E1, $21.43, 06/29/20 *            --
    1,507   superDimension, Ltd., Series E2, $21.43, 06/29/20 *            --
                                                                  -----------
                                                                           --
                                                                  -----------

    The preceding notes are an integral part of these financial statements.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

  SHARES                                                           FAIR VALUE
---------                                                         -----------
            WARRANTS (0.00%) (CONTINUED)
            MEDICAL - BIOMEDICAL/GENETICS (0.00%)
    9,089   Macrogenics, Inc., $0.65, 09/24/18 *                        $  --
                                                                  -----------
            TOTAL WARRANTS (Cost $--)                                      --
                                                                  -----------
            TOTAL INVESTMENTS IN SECURITIES (Cost $14,421,189)     19,362,145
                                                                  -----------
   TOTAL INVESTMENTS IN SECURITIES -- 75.99%                       19,362,145
                                                                  -----------
   OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 24.01%            6,116,716
                                                                  -----------
   TOTAL MEMBERS' CAPITAL -- 100.00%                              $25,478,861
                                                                  ===========

Percentages shown represent a percentage of members' capital as of June 30, 2010.

*    Non-income producing security.

(a) Private equity investment valued at fair value. The fair value of private investments amounted to $17,408,881 which represented 68.33% of the members' capital at June 30, 2010.

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ASSETS TABLE

                                               TOTAL FAIR
                                                VALUE AT
DESCRIPTION                                  JUNE 30, 2010     LEVEL 1    LEVEL 2     LEVEL 3
-----------                                  -------------   ----------   -------   -----------
Investments in Securities
   Common Stock
      Patient Monitoring Equipment            $ 1,953,264    $1,953,264     $--     $        --
                                              -----------    ----------     ---     -----------
   TOTAL COMMON STOCK                           1,953,264     1,953,264      --              --
                                              -----------    ----------     ---     -----------
   Preferred Stocks
      Drug Discovery/Drug Development          13,193,821            --      --      13,193,821
      Medical - Biomedical/Genetics             1,810,476            --      --       1,810,476
      Research Product/Technology Platform      2,404,584            --      --       2,404,584
                                              -----------    ----------     ---     -----------
   TOTAL PREFERRED STOCKS                      17,408,881            --      --      17,408,881
                                              -----------    ----------     ---     -----------
   Warrants
      Drug Discovery/Drug Development                  --            --      --              --
      Medical - Biomedical/Genetics                    --            --      --              --
                                              -----------    ----------     ---     -----------
   TOTAL WARRANTS                                      --            --      --              --
                                              -----------    ----------     ---     -----------
TOTAL INVESTMENTS IN SECURITIES               $19,362,145    $1,953,264     $--     $17,408,881
                                              -----------    ----------     ---     -----------
TOTAL ASSETS                                  $19,362,145    $1,953,264     $--     $17,408,881
                                              -----------    ----------     ---     -----------

    The preceding notes are an integral part of these financial statements.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                   CHANGE IN
                                             ACCRUED   REALIZED    UNREALIZED                     TRANSFERS IN
                          BALANCE AS OF     DISCOUNTS    GAIN/    APPRECIATION/  NET PURCHASES/  AND/OR OUT OF  BALANCE AS OF
DESCRIPTION             DECEMBER 31, 2009  /PREMIUMS    (LOSS)    DEPRECIATION       (SALES)        LEVEL 3     JUNE 30, 2010
-----------             -----------------  ----------  --------  --------------  --------------  -------------  -------------
PREFERRED STOCKS
Drug Discovery/Drug
   Development             $14,159,960         $--        $--     $(1,406,614)      $440,475          $--        $13,193,821
Medical -
   Biomedical/Genetics       2,011,639          --         --        (201,163)            --           --          1,810,476
Research
   Product/Technology
   Platform                  2,404,584          --         --              --             --           --          2,404,584
                           -----------         ---        ---     -----------       --------          ---        -----------
TOTAL PREFERRED STOCKS      18,576,183          --         --      (1,607,777)       440,475           --         17,408,881
                           -----------         ---        ---     -----------       --------          ---        -----------
WARRANTS
Drug Discovery/Drug
   Development                      --          --         --              --             --           --                 --
Medical -
   Biomedical/Genetics              --          --         --              --             --           --                 --
                           -----------         ---        ---     -----------       --------          ---        -----------
TOTAL WARRANTS                      --          --         --              --             --           --                 --
                           -----------         ---        ---     -----------       --------          ---        -----------
ENDING BALANCE             $18,576,183         $--        $--     $(1,607,777)      $440,475          $--        $17,408,881
                           ===========         ===        ===     ===========       ========          ===        ===========

Net change in unrealized appreciation/(depreciation) on Level 3 assets still held as of June 30, 2010 is $(1,607,777).

    The preceding notes are an integral part of these financial statements.

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Juniper Crossover Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Michael Perry
                         ------------------------------------------------------
                           Michael Perry, Principal Executive Officer


Date                       August 23, 2010
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Michael Perry
                         -------------------------------------------------------
                           Michael Perry, Principal Executive Officer


Date                       August 23, 2010
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       August 23, 2010
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.